Inventories, net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories, net
Inventories, net

	December 31,
($ in millions)	2012	2011
Raw materials	2,427	2,345
Work in process	2,075	1,796
Finished goods	1,741	1,628
Advances to suppliers	246	253

	6,489	6,022
Advance payments consumed	(307)	(285)

Total	6,182	5,737